Financial instruments and risk management (Schedule of Company's Price Sensitivity Impact on Equity) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Financial Instruments And Risk Management [Line Items]
Hypothetical percentage of strengthening and weakening of currency	10.00%
Percentage of increase in price	10.00%
Percentage of decrease in price	10.00%
10% Increase Of U.S. Dollar Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Changes recognized in equity due to revaluation effect of foreign currency translation	€ 6,672	€ 4,938
10% Decrease Of U.S. Dollar Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Changes recognized in equity due to revaluation effect of foreign currency translation	(6,672)	(4,938)
10% Increase Of Singapore Dollar Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Changes recognized in equity due to revaluation effect of foreign currency translation	7,870	6,088
10% Decrease Of Singapore Dollar Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Changes recognized in equity due to revaluation effect of foreign currency translation	(7,870)	(6,088)
10% Increase Of Hong Kong Dollar Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Changes recognized in equity due to revaluation effect of foreign currency translation	109,211	94,396
10% Decrease Of Hong Kong Dollar Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Changes recognized in equity due to revaluation effect of foreign currency translation	(109,211)	(94,396)
10% Increase of Korean Won Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Changes recognized in equity due to revaluation effect of foreign currency translation	7,817	5,840
10% Decrease Of Korean Won Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Changes recognized in equity due to revaluation effect of foreign currency translation	(7,817)	(5,840)
10% Increase Of Japanese Yen Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Changes recognized in equity due to revaluation effect of foreign currency translation	5,371	4,561
10% Decrease Of Japanese Yen Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Changes recognized in equity due to revaluation effect of foreign currency translation	€ (5,371)	€ (4,561)